Column Small Cap Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 2.1%
AAR Corp. (a)	9,240	$ 1,040,609
AerSale Corp. (a)	2,301	15,164
Aevex Corp. - Class A (a)	8,597	330,727
Astronics Corp. (a)	13,231	1,151,097
ATI, Inc. (a)	2,525	442,279
Babcock International Group PLC	44,360	654,692
Carpenter Technology Corp.	750	351,735
Hexcel Corp.	21,681	1,946,737
Huntington Ingalls Industries, Inc.	1,795	553,165
Innovative Solutions and Support, Inc. (a)	1,967	33,911
Karman Holdings, Inc. (a)	13,229	760,667
Melrose Industries PLC	44,674	282,867
Mercury Systems, Inc. (a)	10,281	1,148,388
Moog, Inc. - Class A	3,025	1,088,909
QinetiQ Group PLC	134,221	910,061
SIFCO Industries, Inc. (a)	427	8,655
VSE Corp.	1,151	213,108
		10,932,771

Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	21,385	1,071,602

Automobile Components - 1.1%
Dana, Inc.	16,028	567,551
Fox Factory Holding Corp. (a)	12,883	232,409
Garrett Motion, Inc.	53,425	1,750,203
Gentex Corp.	16,277	393,252
Gentherm, Inc. (a)	2,753	95,502
Goodyear Tire & Rubber Co. (a)	35,667	217,569
LCI Industries	2,588	282,144
Lear Corp.	10,856	1,553,711
Motorcar Parts of America, Inc. (a)	1,574	17,408
Phinia, Inc.	4,779	369,226
Stoneridge, Inc. (a)	2,330	17,405
Strattec Security Corp. (a)	159	12,714
Visteon Corp.	3,411	403,487
		5,912,581

Automobiles - 0.1%
Harley-Davidson, Inc.	12,570	303,943

Banks - 10.8%
1st Source Corp.	1,082	79,873
ACNB Corp.	386	20,956
Amalgamated Financial Corp.	1,815	75,286
Amerant Bancorp, Inc.	311	7,066
Ameris Bancorp	15,556	1,311,526
Arrow Financial Corp.	1,187	43,563
Associated Banc-Corp.	8,440	234,716
Atlantic Union Bankshares Corp.	31,046	1,167,951
Axos Financial, Inc. (a)	5,436	472,443
Banc of California, Inc.	42,089	808,951

BancFirst Corp.	25	2,757
Bancorp, Inc. (a)	15,377	848,195
Bank of Hawaii Corp.	2,953	226,200
Bank of NT Butterfield & Son Ltd.	4,322	244,020
Bank OZK	8,054	389,733
BankUnited, Inc.	6,167	286,087
Bankwell Financial Group, Inc.	473	24,747
Banner Corp.	2,340	152,100
Bar Harbor Bankshares	953	33,298
BayCom Corp.	438	13,490
Bridgewater Bancshares, Inc. (a)	765	14,428
Burke & Herbert Financial Services Corp.	1,255	79,818
Business First Bancshares, Inc.	1,960	55,821
Byline Bancorp, Inc.	2,079	68,794
C&F Financial Corp.	123	9,071
California BanCorp	1,011	19,189
Camden National Corp.	13,137	657,244
Capital Bancorp, Inc.	382	12,193
Capital City Bank Group, Inc.	856	39,068
Capitol Federal Financial, Inc.	1,839	14,289
Carter Bankshares, Inc.	1,424	38,875
Cathay General Bancorp	4,726	272,501
Central BanCo, Inc.	1,303	37,005
Central Pacific Financial Corp.	1,922	66,040
ChoiceOne Financial Services, Inc.	17	534
Citizens Financial Services, Inc.	4	260
City Holding Co.	20	2,486
CNB Financial Corp.	1,815	55,666
Coastal Financial Corp. (a)	4,615	328,496
Colony Bankcorp, Inc.	628	12,434
Columbia Banking System, Inc.	108,646	3,220,267
Commercial Bancgroup, Inc.	71	2,051
Community Financial System, Inc.	6,497	413,469
Community Trust Bancorp, Inc.	1,100	73,546
Community West Bancshares	703	16,879
ConnectOne Bancorp, Inc.	2,936	88,286
Cullen/Frost Bankers, Inc.	8,000	1,084,160
Customers Bancorp, Inc. (a)	2,735	205,508
CVB Financial Corp.	2,424	49,353
Dime Community Bancshares, Inc.	2,889	108,106
Enterprise Financial Services Corp.	25,265	1,531,312
Esquire Financial Holdings, Inc.	481	52,857
Fidelity D&D Bancorp, Inc.	193	9,015
Financial Institutions, Inc.	1,568	56,809
First Bancorp	16,177	951,693
First BanCorp	49,536	1,187,873
First Bank	1,610	25,180
First Busey Corp.	5,624	153,929
First Business Financial Services, Inc.	559	32,154
First Commonwealth Financial Corp.	39,876	755,251
First Financial Bancorp	30,150	927,414
First Financial Bankshares, Inc.	7,837	256,113
First Financial Corp.	764	52,854
First Interstate BancSystem, Inc. - Class A	13,136	467,642
First Merchants Corp.	1,718	69,235
First Mid Bancshares, Inc.	1,408	62,022
Firstsun Capital Bancorp (a)	896	31,763
Five Star Bancorp	1,211	51,141
Flagstar Bank NA	23,350	328,301
FS Bancorp, Inc.	253	10,300

Fulton Financial Corp.	15,073	326,933
German American Bancorp, Inc.	17,281	755,525
Glacier Bancorp, Inc.	30,445	1,447,660
Great Southern Bancorp, Inc.	702	50,368
Hancock Whitney Corp.	6,247	425,546
Hanmi Financial Corp.	2,235	67,318
HBT Financial, Inc.	20	573
Hingham Institution For Savings	126	36,463
Home Bancorp, Inc.	512	32,963
HomeTrust Bancshares, Inc.	999	46,424
Hope Bancorp, Inc.	7,690	96,433
Huntington Bancshares, Inc.	68,998	1,128,807
Independent Bank Corp.	1,675	57,486
International Bancshares Corp.	4,832	348,677
Investar Holding Corp.	160	4,522
Kearny Financial Corp.	76	626
Lakeland Financial Corp.	4,104	248,826
Live Oak Bancshares, Inc.	73	2,776
Mechanics Bancorp - Class A	24	353
Mercantile Bank Corp.	1,209	64,065
Meridian Corp.	172	3,093
Metrocity Bankshares, Inc.	1,332	43,503
Metropolitan Bank Holding Corp.	933	83,522
Mid Penn Bancorp, Inc.	976	31,866
Midland States Bancorp, Inc.	1,681	46,732
National Bank Holdings Corp. - Class A	26,494	1,108,244
National Bankshares, Inc.	209	7,355
NB Bancorp, Inc.	922	18,468
Northeast Bank	589	74,061
Northfield Bancorp, Inc.	2,447	34,698
Northpointe Bancshares, Inc.	2,093	35,748
Northrim BanCorp, Inc.	1,712	42,304
OceanFirst Financial Corp.	3,769	70,820
OFG Bancorp	3,977	181,192
Old National Bancorp	40,175	964,602
Old Second Bancorp, Inc.	3,680	78,458
Orange County Bancorp, Inc.	467	15,934
Origin Bancorp, Inc.	1,997	95,177
Orrstown Financial Services, Inc.	1,540	57,180
Parke Bancorp, Inc.	754	23,170
Pathward Financial, Inc.	1,834	150,828
Peapack-Gladstone Financial Corp.	1,094	47,316
Peoples Bancorp, Inc.	6,149	213,862
Peoples Financial Services Corp.	719	42,716
Plumas Bancorp	381	20,052
Popular, Inc.	4,758	706,706
Preferred Bank	1,174	112,493
Prosperity Bancshares, Inc.	30,385	2,095,350
Provident Financial Services, Inc.	10,399	230,754
QCR Holdings, Inc.	1,174	108,184
RBB Bancorp	1,252	29,948
Red River Bancshares, Inc.	203	18,457
Republic Bancorp, Inc. - Class A	734	59,417
S&T Bancorp, Inc.	2,499	112,680
Seacoast Banking Corp. of Florida	22,790	690,765
ServisFirst Bancshares, Inc.	54,379	4,241,018
Shore Bancshares, Inc.	2,487	51,381
Sierra Bancorp	952	36,157
SmartFinancial, Inc.	996	41,533
South Plains Financial, Inc.	1,102	44,730

Southern First Bancshares, Inc. (a)	504	29,116
Southern Missouri Bancorp, Inc.	616	42,541
Southside Bancshares, Inc.	40	1,310
SouthState Bank Corp.	32,602	3,089,040
Stock Yards Bancorp, Inc.	2,072	148,645
Texas Capital Bancshares, Inc.	13,004	1,293,768
Third Coast Bancshares, Inc. (a)	838	32,062
Timberland Bancorp, Inc.	279	11,322
Tompkins Financial Corp.	1,130	97,349
TriCo Bancshares	17,084	867,867
Triumph Financial, Inc. (a)	59,298	4,224,982
TrustCo Bank Corp. NY	1,255	65,022
Trustmark Corp.	4,184	184,765
UMB Financial Corp.	10,007	1,313,519
United Bankshares, Inc.	20,960	909,874
United Community Banks, Inc.	33,472	1,102,902
Unity Bancorp, Inc.	644	35,974
Univest Financial Corp.	1,879	74,108
Valley National Bancorp	30,607	421,458
Virginia National Bankshares Corp.	59	2,560
WaFd, Inc.	5,736	203,972
Washington Trust Bancorp, Inc.	8,968	292,088
WesBanco, Inc.	37,910	1,313,582
West BanCorp, Inc.	973	23,294
Westamerica BanCorp	2,142	118,860
Wintrust Financial Corp.	6,100	916,403
WSFS Financial Corp.	32,890	2,349,990
Zions Bancorp NA	130	8,118
		56,888,962

Beverages - 0.4%
Boston Beer Co., Inc. - Class A (a)	2,149	380,974
Coca-Cola Consolidated, Inc.	8,830	1,529,886
MGP Ingredients, Inc.	1,809	31,929
		1,942,789

Biotechnology - 2.3%
Alkermes PLC (a)	13,027	549,609
Arcutis Biotherapeutics, Inc. (a)	17,310	371,473
Arrowhead Pharmaceuticals, Inc. (a)	7,229	563,211
Bridgebio Pharma, Inc. (a)	12,367	819,437
Catalyst Pharmaceuticals, Inc. (a)	10,161	317,328
Celldex Therapeutics, Inc. (a)	8,349	262,409
CG Oncology, Inc. (a)	4,490	279,682
Cogent Biosciences, Inc. (a)	10,583	369,982
Cytokinetics, Inc. (a)	5,265	404,141
Emergent BioSolutions, Inc. (a)	8,944	81,569
Evommune, Inc. (a)	6,194	143,887
Genus PLC	1,658	51,764
Halozyme Therapeutics, Inc. (a)	9,167	609,972
Ionis Pharmaceuticals, Inc. (a)	4,974	380,511
Keros Therapeutics, Inc. (a)	389	4,376
Madrigal Pharmaceuticals, Inc. (a)	1,773	881,660
MiMedx Group, Inc. (a)	5,859	21,561
Mineralys Therapeutics, Inc. (a)	11,141	350,942
NewAmsterdam Pharma Co. NV (a)	4,484	151,021
Nuvalent, Inc. - Class A (a)	5,070	559,677
Praxis Precision Medicines, Inc. (a)	1,319	461,611
Protagonist Therapeutics, Inc. (a)	6,365	633,699

PTC Therapeutics, Inc. (a)	20,252	1,495,610
Puma Biotechnology, Inc. (a)	5,047	36,187
Q32 Bio, Inc. (a)	1,976	21,835
Revolution Medicines, Inc. (a)	3,620	570,078
Rigel Pharmaceuticals, Inc. (a)	2,360	71,956
Scholar Rock Holding Corp. (a)	8,474	417,768
UroGen Pharma Ltd. (a)	14,607	410,895
Vaxcyte, Inc. (a)	4,000	205,600
Vera Therapeutics, Inc. (a)	8,819	313,251
Viking Therapeutics, Inc. (a)	3,752	122,841
Xenon Pharmaceuticals, Inc. (a)	8,313	454,971
		12,390,514

Broadline Retail - 0.6%
Kohl's Corp.	14,506	208,306
Macy's, Inc.	31,054	675,735
Ollie's Bargain Outlet Holdings, Inc. (a)	27,875	2,275,436
		3,159,477

Building Products - 2.4%
AAON, Inc.	33,585	4,708,617
Apogee Enterprises, Inc.	2,374	91,185
Armstrong World Industries, Inc.	1,604	253,272
Carlisle Cos., Inc.	5,615	1,936,108
CSW Industrials, Inc.	684	189,447
Fortune Brands Innovations, Inc.	2,202	85,746
Hayward Holdings, Inc. (a)	84,433	1,191,350
Masterbrand, Inc. (a)	25,276	219,397
Quanex Building Products Corp.	7,203	134,048
Resideo Technologies, Inc. (a)	57,928	1,811,409
Simpson Manufacturing Co., Inc.	1,253	237,744
Tecnoglass, Inc.	1,846	79,544
Trex Co., Inc. (a)	16,699	691,339
UFP Industries, Inc.	11,434	926,154
		12,555,360

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc. - Class A	44,270	1,657,469
BGC Group, Inc. - Class A	125,055	1,306,825
Etoro Group Ltd. - Class A (a)	8,365	351,163
Hamilton Lane, Inc. - Class A	5,959	519,208
Houlihan Lokey, Inc.	9,827	1,392,093
Lazard, Inc.	6,771	320,471
Lincoln International, Inc. (a)	7,200	164,304
MarketAxess Holdings, Inc.	1,799	233,942
Miami International Holdings, Inc. (a)	11,466	541,768
Morningstar, Inc.	6,647	1,209,887
Oppenheimer Holdings, Inc. - Class A	879	80,578
Piper Sandler Cos.	7,941	622,654
StoneX Group, Inc. (a)	6,370	722,040
Victory Capital Holdings, Inc. - Class A	7,170	606,223
Virtus Investment Partners, Inc.	616	88,106
		9,816,731

Chemicals - 3.1%
AdvanSix, Inc.	3,522	79,034
Ascent Industries Co. (a)	176	2,385
Ashland, Inc.	26,351	1,525,723

Aspen Aerogels, Inc. (a)	8,042	51,469
Avient Corp.	11,570	409,809
Cabot Corp.	6,345	555,251
Celanese Corp.	21,286	1,130,925
Chemours Co.	11,364	251,826
Core Molding Technologies, Inc. (a)	402	9,523
Ecovyst, Inc. (a)	51,496	679,232
Element Solutions, Inc.	89,092	3,780,173
Elementis PLC	436,669	902,880
FMC Corp.	2,192	29,943
Hawkins, Inc.	3,740	578,840
HB Fuller Co.	10,999	704,816
Huntsman Corp.	97,819	1,501,521
Ingevity Corp. (a)	7,459	505,869
Intrepid Potash, Inc. (a)	1,367	53,409
Koppers Holdings, Inc.	2,301	93,881
LSB Industries, Inc. (a)	8,773	110,013
Mativ Holdings, Inc.	7,668	68,092
NewMarket Corp.	200	154,716
Orion SA	9,814	74,979
Perimeter Solutions, Inc. (a)	2,583	83,379
Sensient Technologies Corp.	23,642	2,691,642
Stepan Co.	2,689	142,114
Tronox Holdings PLC	11,561	91,910
		16,263,354

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	17,074	666,911
ACCO Brands Corp.	135	535
Brady Corp. - Class A	13,254	1,140,904
BrightView Holdings, Inc. (a)	74,204	917,162
Casella Waste Systems, Inc. - Class A (a)	9,279	762,455
Civeo Corp. (a)	1,403	47,913
Clean Harbors, Inc. (a)	7,210	2,026,226
Enviri Corp. (a)	70,495	1,462,771
Healthcare Services Group, Inc. (a)	7,894	162,616
Interface, Inc.	7,638	226,085
MSA Safety, Inc.	4,963	822,865
OPENLANE, Inc. (a)	68,399	2,606,002
		10,842,445

Communications Equipment - 1.2%
BK Technologies Corp. (a)	75	6,191
Ciena Corp. (a)	1,428	828,568
Extreme Networks, Inc. (a)	26,654	706,598
Gilat Satellite Networks Ltd. (a)	17,277	296,646
Harmonic, Inc. (a)	11,198	169,202
Ribbon Communications, Inc. (a)	149,902	461,698
Viasat, Inc. (a)	47,542	3,832,836
		6,301,739

Construction & Engineering - 2.7%
Ameresco, Inc. - Class A (a)	4,567	164,321
Arcosa, Inc.	17,606	2,231,560
Argan, Inc.	2,001	1,334,707
Centuri Holdings, Inc. (a)	9,664	297,071
Construction Partners, Inc. - Class A (a)	5,157	600,636
Fluor Corp. (a)	7,388	338,075
Matrix Service Co. (a)	2,673	35,096

MYR Group, Inc. (a)	3,044	1,415,643
NWPX Infrastructure, Inc. (a)	275	32,439
Primoris Services Corp.	115	14,465
Sterling Infrastructure, Inc. (a)	3,597	3,096,441
Tutor Perini Corp.	5,979	427,439
Valmont Industries, Inc.	7,795	4,051,919
WillScot Holdings Corp.	18,230	469,058
		14,508,870

Construction Materials - 0.1%
Eagle Materials, Inc.	1,199	265,195
Knife River Corp. (a)	2,091	164,164
Titan America SA	21,049	342,467
		771,826

Consumer Finance - 1.4%
Atlanticus Holdings Corp. (a)	397	34,229
Bread Financial Holdings, Inc.	15,995	1,424,675
Credit Acceptance Corp. (a)	380	217,983
Dave, Inc. (a)	2,868	810,382
Encore Capital Group, Inc. (a)	1,857	148,430
Enova International, Inc. (a)	3,397	548,649
Figure Technology Solutions, Inc. - Class A (a)	40,636	1,436,483
FirstCash Holdings, Inc.	7,609	1,673,295
Green Dot Corp. - Class A (a)	6,314	81,261
Jefferson Capital, Inc.	452	7,680
LendingClub Corp. (a)	9,069	161,882
Medallion Financial Corp.	799	7,774
Navient Corp.	5,925	50,718
Nelnet, Inc. - Class A	1,321	172,483
OneMain Holdings, Inc.	6,566	363,165
Oportun Financial Corp. (a)	2,293	12,428
PRA Group, Inc. (a)	1,946	29,696
PROG Holdings, Inc.	1,290	47,433
Regional Management Corp.	372	13,675
SLM Corp.	13,342	295,125
World Acceptance Corp. (a)	309	51,013
		7,588,459

Consumer Staples Distribution & Retail - 1.2%
BBB Foods, Inc. - Class A (a)	63,357	2,396,162
Grocery Outlet Holding Corp. (a)	567	4,825
Ingles Markets, Inc. - Class A	1,862	164,713
Natural Grocers by Vitamin Cottage, Inc.	1,745	51,233
PriceSmart, Inc.	11,631	1,977,154
Sprouts Farmers Market, Inc. (a)	6,704	553,884
United Natural Foods, Inc. (a)	10,214	524,489
Village Super Market, Inc. - Class A	945	43,905
Weis Markets, Inc.	1,584	115,584
Yesway, Inc. - Class A (a)	25,158	566,055
		6,398,004

Containers & Packaging - 0.5%
AptarGroup, Inc.	2,624	303,990
Avery Dennison Corp.	5,936	944,239
Graphic Packaging Holding Co.	9,338	105,146
Greif, Inc. - Class A	2,336	147,939
Greif, Inc. - Class B	294	23,608

Myers Industries, Inc.	477	10,876
Sonoco Products Co.	16,372	796,989
TriMas Corp.	4,358	178,373
		2,511,160

Distributors - 0.4%
GigaCloud Technology, Inc. - Class A (a)	57,615	2,076,445
Gold.com, Inc.	1,990	84,197
Pool Corp.	414	75,099
		2,235,741

Diversified Consumer Services - 0.3%
ADT, Inc.	118,874	797,644
American Public Education, Inc. (a)	2,009	99,385
Bright Horizons Family Solutions, Inc. (a)	2,653	166,131
Lincoln Educational Services Corp. (a)	3,491	161,703
Perdoceo Education Corp.	6,934	224,523
Universal Technical Institute, Inc. (a)	5,304	198,423
		1,647,809

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	1,389	39,114
GCI Liberty, Inc. - Class A (a)	198	4,417
GCI Liberty, Inc. - Class C (a)	4,313	96,482
Globalstar, Inc. (a)	1,923	161,936
IDT Corp. - Class B	628	34,641
Iridium Communications, Inc.	10,460	541,619
Liberty Global Ltd. - Class A (a)	14,049	175,753
Liberty Global Ltd. - Class C (a)	12,601	153,228
Lumen Technologies, Inc. (a)	84,085	924,094
Shenandoah Telecommunications Co.	5,679	90,580
		2,221,864

Electric Utilities - 0.5%
IDACORP, Inc.	6,112	857,330
Oklo, Inc. (a)	2,974	198,901
Portland General Electric Co.	33,573	1,682,679
		2,738,910

Electrical Equipment - 2.0%
Atkore, Inc.	4,132	342,171
Babcock & Wilcox Enterprises, Inc. (a)	32,433	598,389
Bloom Energy Corp. - Class A (a)	2,919	831,915
EnerSys	8,082	1,842,454
Espey Mfg. & Electronics Corp.	132	7,649
Regal Rexnord Corp.	18,309	3,694,024
Rosebank Industries PLC (a)	279,411	1,305,366
Sensata Technologies Holding PLC	13,154	649,676
Vicor Corp. (a)	3,250	1,088,230
		10,359,874

Electronic Equipment, Instruments & Components - 4.6%
908 Devices, Inc. (a)	3,672	30,882
Advanced Energy Industries, Inc.	733	221,498
Avnet, Inc.	9,206	800,278
Badger Meter, Inc.	721	89,332
Benchmark Electronics, Inc.	23,077	1,949,083
Cognex Corp.	13,763	906,294

Coherent Corp. (a)	2,256	815,476
Crane NXT Co.	19,057	740,174
Daktronics, Inc. (a)	5,006	103,524
Fabrinet (a)	1,775	1,161,134
Ingram Micro Holding Corp.	4,515	127,549
Innoviz Technologies Ltd. (a)	43,422	33,135
IPG Photonics Corp. (a)	10,019	1,147,376
Itron, Inc. (a)	9,028	744,629
Kimball Electronics, Inc. (a)	2,887	74,860
Knowles Corp. (a)	8,378	313,421
Littelfuse, Inc.	5,981	2,792,349
Methode Electronics, Inc.	3,820	44,083
Mirion Technologies, Inc. (a)	36,567	668,445
nLight, Inc. (a)	9,441	699,767
Novanta, Inc. (a)	6,671	1,062,890
OSI Systems, Inc. (a)	5,692	1,233,741
Oxford Instruments PLC	24,131	1,065,204
PC Connection, Inc.	735	51,149
Plexus Corp. (a)	8,075	2,167,007
Rogers Corp. (a)	4,735	670,097
Sanmina Corp. (a)	9,640	2,503,797
ScanSource, Inc. (a)	1,065	49,278
Teledyne Technologies, Inc. (a)	1,198	742,556
Vishay Intertechnology, Inc.	12,676	659,786
Vontier Corp.	13,443	381,512
		24,050,306

Energy Equipment & Services - 3.5%
Archrock, Inc.	58,477	1,958,395
Atlas Energy Solutions, Inc.	19,931	332,648
Bristow Group, Inc.	2,610	108,680
Expro Group Holdings NV (a)	60,598	895,033
Forum Energy Technologies, Inc. (a)	1,220	61,268
Helix Energy Solutions Group, Inc. (a)	16,121	150,731
Helmerich & Payne, Inc.	5,989	228,480
Hunting PLC	150,662	942,967
Innovex International, Inc. (a)	7,883	210,555
Kodiak Gas Services, Inc.	6,517	435,661
Liberty Energy, Inc.	59,229	1,733,041
Nabors Industries Ltd. (a)	597	55,300
Natural Gas Services Group, Inc.	1,559	61,269
Noble Corp. PLC	23,306	1,083,263
NOV, Inc.	34,790	694,408
Oceaneering International, Inc. (a)	33,284	1,272,447
Oil States International, Inc. (a)	5,223	44,396
Patterson-UTI Energy, Inc.	105,557	1,183,294
ProFrac Holding Corp. - Class A (a)	1,642	10,033
ProPetro Holding Corp. (a)	8,962	136,760
Ranger Energy Services, Inc. - Class A	1,823	28,184
RPC, Inc.	10,137	67,107
Seadrill Ltd. (a)	3,443	162,406
Select Water Solutions, Inc.	111,550	2,000,092
TechnipFMC PLC	12,262	838,966
TETRA Technologies, Inc. (a)	168,017	1,718,814
Tidewater, Inc. (a)	8,315	611,069
Transocean Ltd. (a)	67,758	419,422
Valaris Ltd. (a)	5,643	522,711
Weatherford International PLC	6,193	641,843
		18,609,243

Entertainment - 0.2%
Lionsgate Studios Corp. (a)	65,129	934,601
Marcus Corp.	2,678	50,641
Starz Entertainment Corp. (a)	4,283	100,137
		1,085,379

Financial Services - 0.7%
Chime Financial, Inc. - Class A (a)	32,724	608,666
Enact Holdings, Inc.	1,864	77,897
Essent Group Ltd.	4,852	280,882
Euronet Worldwide, Inc. (a)	2	145
Federal Agricultural Mortgage Corp. - Class C	769	136,721
Finance Of America Cos., Inc. (a)	560	11,155
International Money Express, Inc. (a)	917	13,728
Jack Henry & Associates, Inc.	1,948	265,551
Jackson Financial, Inc. - Class A	5,339	550,504
Merchants Bancorp	1,503	70,851
MGIC Investment Corp.	16,703	421,250
NMI Holdings, Inc. - Class A (a)	6,481	232,668
Onity Group, Inc. (a)	318	10,984
PennyMac Financial Services, Inc.	2,000	167,740
Radian Group, Inc.	11,742	400,989
Velocity Financial, Inc. (a)	968	16,940
Voya Financial, Inc.	3,296	267,701
		3,534,372

Food Products - 0.5%
Cal-Maine Foods, Inc.	4,828	360,748
Fresh Del Monte Produce, Inc.	4,842	155,622
Freshpet, Inc. (a)	4,818	248,609
Hain Celestial Group, Inc. (a)	26,576	21,067
John B Sanfilippo & Son, Inc.	1,060	79,405
Magnum Ice Cream Co. NV (a)	35,093	568,507
Mission Produce, Inc. (a)	4,261	47,467
Post Holdings, Inc. (a)	4,649	426,964
Premium Brands Holdings Corp.	5,690	375,412
Seaboard Corp.	27	137,212
Seneca Foods Corp. - Class A (a)	816	117,333
		2,538,346

Gas Utilities - 1.0%
Atmos Energy Corp.	5,205	880,322
Chesapeake Utilities Corp.	1,950	240,474
National Fuel Gas Co.	647	49,981
New Jersey Resources Corp.	17,272	954,278
Northwest Natural Holding Co.	24,770	1,201,097
Spire, Inc.	23,347	1,920,524
UGI Corp.	8,824	308,134
		5,554,810

Ground Transportation - 1.0%
ArcBest Corp.	3,010	411,437
Covenant Logistics Group, Inc.	1,995	79,201
Heartland Express, Inc.	26,925	403,606
Knight-Swift Transportation Holdings, Inc.	13,266	1,003,307
Lyft, Inc. - Class A (a)	16,081	226,903
Marten Transport Ltd.	6,516	112,336

RXO, Inc. (a)	53,019	1,356,226
Ryder System, Inc.	3,687	924,884
Saia, Inc. (a)	545	257,442
Schneider National, Inc. - Class B	4,080	144,187
Universal Logistics Holdings, Inc.	715	11,376
Werner Enterprises, Inc.	6,955	288,702
		5,219,607

Health Care Equipment & Supplies - 2.2%
Accuray, Inc. (a)	64,784	24,514
Acme United Corp.	469	19,792
Alphatec Holdings, Inc. (a)	73,942	573,050
AtriCure, Inc. (a)	9,927	274,680
Avanos Medical, Inc. (a)	5,563	137,962
Bioventus, Inc. - Class A (a)	5,414	46,073
CONMED Corp.	3,339	119,202
CytoSorbents Corp. (a)	2,079	1,021
DENTSPLY SIRONA, Inc.	31,763	332,559
Envista Holdings Corp. (a)	46,729	1,100,468
FONAR Corp. (a)	198	3,782
Glaukos Corp. (a)	7,035	727,067
Globus Medical, Inc. - Class A (a)	9,545	781,545
Haemonetics Corp. (a)	20,359	1,380,544
Integer Holdings Corp. (a)	3,499	312,741
Integra LifeSciences Holdings Corp. (a)	24,270	389,291
iRadimed Corp.	14,142	1,282,114
Kewaunee Scientific Corp. (a)	48	1,947
Lantheus Holdings, Inc. (a)	7,122	707,215
LivaNova PLC (a)	5,484	404,719
Neogen Corp. (a)	53,749	482,128
OraSure Technologies, Inc. (a)	41,233	177,302
QuidelOrtho Corp. (a)	41,261	537,218
SI-BONE, Inc. (a)	30,053	423,747
Tactile Systems Technology, Inc. (a)	1,080	26,579
Teleflex, Inc.	2,764	355,561
UFP Technologies, Inc. (a)	3,930	864,993
Varex Imaging Corp. (a)	22,409	229,244
		11,717,058

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	66,470	1,542,104
Aveanna Healthcare Holdings, Inc. (a)	118,564	850,104
Cross Country Healthcare, Inc. (a)	3	39
Encompass Health Corp.	7,091	750,582
Ensign Group, Inc.	1,725	289,196
Guardant Health, Inc. (a)	8,390	1,088,099
HealthEquity, Inc. (a)	8,687	764,369
Hinge Health, Inc. - Class A (a)	10,004	562,325
InfuSystem Holdings, Inc. (a)	1,696	15,383
National HealthCare Corp.	753	138,868
National Research Corp.	72,079	1,407,703
Nutex Health, Inc. (a)	606	78,241
Omada Health, Inc. (a)	41,855	752,134
Option Care Health, Inc. (a)	33,692	703,152
PACS Group, Inc. (a)	18,190	666,664
RadNet, Inc. (a)	13,084	726,555
US Physical Therapy, Inc.	45,638	2,932,698
		13,268,216

Health Care Technology - 0.1%
CareCloud, Inc. (a)	4,441	10,436
Certara, Inc. (a)	93,703	545,352
Teladoc Health, Inc. (a)	12,517	95,254
		651,042

Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc. (a)	5,974	71,031
BJ's Restaurants, Inc. (a)	2,621	123,318
Bloomin' Brands, Inc.	5,644	47,635
Boyd Gaming Corp.	7,104	587,359
Brightstar Lottery PLC	71,870	807,100
Brinker International, Inc. (a)	887	126,291
Cheesecake Factory, Inc.	4,697	310,190
Cracker Barrel Old Country Store, Inc.	2,638	89,217
Hilton Grand Vacations, Inc. (a)	13,316	692,698
Life Time Group Holdings, Inc. (a)	65,090	2,153,177
MGM Resorts International (a)	15,035	656,579
Monarch Casino & Resort, Inc.	1,392	167,402
Norwegian Cruise Line Holdings Ltd. (a)	46,680	856,111
Pursuit Attractions and Hospitality, Inc. (a)	1,310	58,649
RCI Hospitality Holdings, Inc.	737	18,698
Red Rock Resorts, Inc. - Class A	12,230	713,988
Shake Shack, Inc. - Class A (a)	5,049	324,701
Super Group SGHC Ltd.	17,480	217,626
Target Hospitality Corp. (a)	4,709	81,748
Texas Roadhouse, Inc.	1,557	281,225
United Parks & Resorts, Inc. (a)	4,083	163,851
Wyndham Hotels & Resorts, Inc.	3,746	300,654
		8,849,248

Household Durables - 1.6%
Century Communities, Inc.	5,357	282,957
Cricut, Inc. - Class A	4,528	18,791
Dream Finders Homes, Inc. - Class A (a)	128,360	1,984,446
Ethan Allen Interiors, Inc.	2,619	54,004
Flexsteel Industries, Inc.	395	22,760
Hovnanian Enterprises, Inc. - Class A (a)	411	45,358
Installed Building Products, Inc.	10,142	2,129,617
KB Home	1,341	65,521
La-Z-Boy, Inc.	18,832	707,707
Leggett & Platt, Inc.	417	4,283
M/I Homes, Inc. (a)	2,182	287,195
Meritage Homes Corp.	3,552	231,732
Mohawk Industries, Inc. (a)	4,758	511,104
Smith Douglas Homes Corp. (a)	47,651	569,906
Somnigroup International, Inc.	9,584	678,643
Taylor Morrison Home Corp. (a)	10,792	631,332
Whirlpool Corp.	7,160	310,887
		8,536,243

Household Products - 0.1%
Central Garden & Pet Co. (a)	1,067	41,058
Central Garden & Pet Co. - Class A (a)	5,850	199,661
Oil-Dri Corp. of America	1,086	83,253
Spectrum Brands Holdings, Inc.	3,293	259,126
		583,098

Independent Power and Renewable Electricity Producers - 0.9%
Fervo Energy Co. - Class A (a)	6,664	244,302
Hallador Energy Co. (a)	3,660	70,492
Montauk Renewables, Inc. (a)	4,298	7,478
Ormat Technologies, Inc.	14,530	1,993,952
Talen Energy Corp. (a)	2,902	1,122,494
TransAlta Corp.	56,928	811,399
Vistra Corp.	2,975	476,684
XPLR Infrastructure LP (a)	9,897	123,515
		4,850,316

Insurance - 4.6%
American Coastal Insurance Corp.	778	8,130
American Integrity Insurance Group, Inc.	237	3,877
AMERISAFE, Inc.	2,359	72,303
Assured Guaranty Ltd.	2,963	219,884
Axis Capital Holdings Ltd.	4,717	447,785
Bowhead Specialty Holdings, Inc. (a)	15,573	414,553
Brighthouse Financial, Inc. (a)	5,498	343,900
CNO Financial Group, Inc.	68,873	3,166,092
Crawford & Co. - Class A	1,199	12,530
Crawford & Co. - Class B	501	5,025
Donegal Group, Inc. - Class A	797	13,525
Employers Holdings, Inc.	1,650	71,775
F&G Annuities & Life, Inc.	804	22,287
Fidelis Insurance Holdings Ltd.	5,389	116,295
First American Financial Corp.	2,912	192,862
Genworth Financial, Inc. - Class A (a)	31,554	270,102
Goosehead Insurance, Inc. - Class A (a)	68,850	2,367,752
Hagerty, Inc. - Class A (a)	15,244	155,794
Hanover Insurance Group, Inc.	13,407	2,496,383
HCI Group, Inc.	1,066	164,239
Heritage Insurance Holdings, Inc. (a)	2,714	58,840
Horace Mann Educators Corp.	30,946	1,415,161
Investors Title Co.	53	12,442
James River Group Holdings, Inc.	3,279	12,821
Kingstone Cos., Inc.	1,027	15,271
Kinsale Capital Group, Inc.	9,194	2,802,055
Lincoln National Corp.	5,474	193,177
Mercury General Corp.	3,022	296,247
Oscar Health, Inc. - Class A (a)	21,440	476,611
Palomar Holdings, Inc. (a)	1,610	172,334
Primerica, Inc.	2,442	659,267
RLI Corp.	892	44,636
Ryan Specialty Holdings, Inc.	87,999	2,802,768
Selective Insurance Group, Inc.	27,274	2,360,292
SiriusPoint Ltd. (a)	12,717	271,508
Skyward Specialty Insurance Group, Inc. (a)	3,208	141,537
Slide Insurance Holdings, Inc. (a)	48,549	875,338
Stewart Information Services Corp.	4,453	289,356
TWFG, Inc. (a)	85	1,595
United Fire Group, Inc.	1,483	65,741
Universal Insurance Holdings, Inc.	1,992	73,744
White Mountains Insurance Group Ltd.	257	530,659
		24,136,493

Interactive Media & Services - 0.3%
Cargurus, Inc. (a)	8,473	253,004
Cars.com, Inc. (a)	6,615	68,002

EverQuote, Inc. - Class A (a)	494	9,504
IAC, Inc. (a)	24,529	1,101,107
Yelp, Inc. (a)	5,394	122,983
		1,554,600

IT Services - 0.3%
DigitalOcean Holdings, Inc. (a)	3,561	555,338
DXC Technology Co. (a)	24,122	239,049
Kyndryl Holdings, Inc. (a)	43,104	537,507
Unisys Corp. (a)	56,664	260,088
Wix.com Ltd. (a)	2,784	156,071
		1,748,053

Leisure Products - 0.6%
Acushnet Holdings Corp.	759	67,384
Brunswick Corp.	20,952	1,754,939
Callaway Golf Co. (a)	49,080	755,832
Clarus Corp.	1,947	5,968
Escalade, Inc.	526	9,873
Malibu Boats, Inc. - Class A (a)	600	16,476
Polaris, Inc.	4,622	326,175
Smith & Wesson Brands, Inc.	734	11,171
YETI Holdings, Inc. (a)	6,779	325,189
		3,273,007

Life Sciences Tools & Services - 1.4%
Azenta, Inc. (a)	11,479	262,640
Bio-Rad Laboratories, Inc. - Class A (a)	1,782	556,839
Bio-Techne Corp.	5,888	304,292
Bruker Corp.	29,141	1,716,114
Charles River Laboratories International, Inc. (a)	2,023	365,576
ICON PLC (a)	10,647	1,448,737
Revvity, Inc.	21,860	2,285,463
Standard BioTools, Inc. (a)	52,128	59,947
Stevanato Group SpA	8,895	165,981
		7,165,589

Machinery - 5.9%
Aebi Schmidt Holding AG	30,103	375,685
Alamo Group, Inc.	1,181	177,989
Albany International Corp. - Class A	7,126	460,981
Alliance Laundry Holdings, Inc. (a)	147,379	3,721,320
Atmus Filtration Technologies, Inc.	3,172	148,386
ATS Corp. (a)	19,458	601,672
Blue Bird Corp. (a)	3,542	240,041
CECO Environmental Corp. (a)	17,896	1,337,726
Crane Co.	1,114	203,862
Enerpac Tool Group Corp.	102,170	3,421,673
Enpro, Inc.	364	111,744
Esab Corp.	2,764	255,477
ESCO Technologies, Inc.	4,177	1,219,266
Federal Signal Corp.	12,273	1,309,529
Flowserve Corp.	8,549	645,535
Gates Industrial Corp. PLC (a)	74,918	1,941,875
Greenbrier Cos., Inc.	4,183	197,061
Helios Technologies, Inc.	7,059	586,532
Hillman Solutions Corp. (a)	92,073	686,865
Hyster-Yale, Inc.	938	34,068

JBT Marel Corp.	10,655	1,431,926
Kadant, Inc.	522	166,612
Kennametal, Inc.	8,763	287,426
L B Foster Co. - Class A (a)	620	25,507
Lindsay Corp.	2,129	232,678
Miller Industries, Inc.	2,936	140,664
Mueller Industries, Inc.	11,915	1,532,269
Mueller Water Products, Inc. - Class A	48,293	1,217,467
Omega Flex, Inc.	22,676	685,496
Oshkosh Corp.	6,245	811,850
Park-Ohio Holdings Corp.	831	27,057
RBC Bearings, Inc. (a)	1,373	785,301
SPX Technologies, Inc. (a)	1,274	276,025
Standex International Corp.	1,021	282,827
Stratasys Ltd. (a)	56,160	591,926
Tennant Co.	1,795	154,567
Timken Co.	5,736	734,093
Toro Co.	39,683	3,566,708
Trinity Industries, Inc.	10,198	330,823
Watts Water Technologies, Inc. - Class A	474	146,457
		31,104,966

Marine Transportation - 0.6%
Costamare Bulkers Holdings Ltd. (a)	1,230	19,852
Costamare, Inc.	6,139	94,418
Genco Shipping & Trading Ltd.	4,673	112,433
Kirby Corp. (a)	8,007	1,125,704
Matson, Inc.	4,457	808,054
Star Bulk Carriers Corp.	31,252	851,617
		3,012,078

Media - 0.6%
Advantage Solutions, Inc. (a)	553	20,693
AMC Networks, Inc. - Class A (a)	4,427	43,030
Cable One, Inc. (a)	682	35,839
Criteo SA - ADR (a)	37,318	681,054
Entravision Communications Corp. - Class A	7,919	71,905
Gambling.com Group Ltd. (a)	1,617	3,848
Ibotta, Inc. - Class A (a)	1,484	50,827
John Wiley & Sons, Inc. - Class A	5,412	227,737
Magnite, Inc. (a)	45,625	653,806
New York Times Co. - Class A	7,900	594,159
Nexstar Media Group, Inc.	1,362	243,022
PubMatic, Inc. - Class A (a)	4,476	52,280
Scholastic Corp.	2,124	86,022
TechTarget, Inc. (a)	2,987	13,710
Versant Media Group, Inc.	11,800	509,052
		3,286,984

Metals & Mining - 2.6%
Alcoa Corp.	7,398	574,381
Ampco-Pittsburgh Corp. (a)	828	9,373
Caledonia Mining Corp. PLC	1,561	37,089
Capstone Copper Corp. (a)	102,719	1,118,349
Cleveland-Cliffs, Inc. (a)	53,464	727,110
Commercial Metals Co.	47,770	3,632,909
Compass Minerals International, Inc. (a)	5,942	189,669
Constellium SE (a)	8,049	275,759
Eldorado Gold Corp.	14,474	489,028

ERO Copper Corp. (a)	4,600	140,024
Hudbay Minerals, Inc.	39,650	1,156,194
Materion Corp.	3,718	818,109
Metallus, Inc. (a)	3,365	66,122
Ryerson Holding Corp.	34,357	982,610
SSR Mining, Inc. (a)	25,348	791,365
SunCoke Energy, Inc.	12,065	108,706
thyssenkrupp AG	82,890	1,135,642
Tredegar Corp. (a)	2,719	21,235
Warrior Met Coal, Inc.	14,444	1,365,536
		13,639,210

Multi-Utilities - 0.5%
Black Hills Corp.	19,462	1,417,223
Northwestern Energy Group, Inc.	14,887	1,051,171
		2,468,394

Oil, Gas & Consumable Fuels - 3.3%
Amplify Energy Corp. (a)	4,789	22,173
Antero Resources Corp. (a)	37,161	1,328,506
Ardmore Shipping Corp.	5,082	81,718
BKV Corp. (a)	47,088	1,249,715
California Resources Corp.	8,246	488,905
Cardinal Energy Ltd.	35,961	299,447
Centrus Energy Corp. - Class A (a)	1,739	317,315
Chord Energy Corp.	2,594	342,071
CNX Resources Corp. (a)	41,022	1,382,031
Comstock Resources, Inc. (a)	7,249	96,629
Crescent Energy Co. - Class A	25,523	295,046
Devon Energy Corp.	16,361	727,901
DHT Holdings, Inc.	35,103	572,881
Dorian LPG Ltd.	5,064	203,674
Energy Fuels, Inc. (a)	15,496	282,337
Evolution Petroleum Corp.	1,128	4,783
Gran Tierra Energy, Inc. (a)	3,835	29,798
Granite Ridge Resources, Inc.	7,912	38,452
Gulfport Energy Corp. (a)	1,116	188,146
HighPeak Energy, Inc.	2,712	19,255
International Seaways, Inc.	5,203	401,620
Kimbell Royalty Partners LP	9,265	139,068
Magnolia Oil & Gas Corp. - Class A	17,360	474,970
Matador Resources Co.	12,486	669,250
Murphy Oil Corp.	33,624	1,216,853
Northern Oil & Gas, Inc.	22,478	489,346
Ovintiv, Inc.	544	30,486
Par Pacific Holdings, Inc. (a)	5,668	318,315
Peabody Energy Corp.	12,695	343,400
Permian Resources Corp.	30,080	578,438
Riley Exploration Permian, Inc.	1,769	58,837
SandRidge Energy, Inc.	2,779	40,768
Scorpio Tankers, Inc.	13,200	983,532
SM Energy Co.	34,063	1,046,075
Talos Energy, Inc. (a)	17,870	262,153
Teekay Tankers Ltd.	2,449	172,287
VAALCO Energy, Inc.	12,937	67,531
Viper Energy, Inc. - Class A	6,121	278,505
Vitesse Energy, Inc.	3,642	62,934
Whitecap Resources, Inc.	130,833	1,503,206
World Kinect Corp.	4,811	138,605

		17,246,962

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	21,827	1,667,146
Magnera Corp. (a)	4,281	48,675
Sylvamo Corp.	3,996	156,923
		1,872,744

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	21,051	968,767
Allegiant Travel Co. (a)	3,734	342,041
Copa Holdings SA - Class A	2,814	402,092
SkyWest, Inc. (a)	5,621	481,439
		2,194,339

Personal Care Products - 0.0% (b)
Medifast, Inc. (a)	873	10,939
Nature's Sunshine Products, Inc. (a)	1,751	37,261
Nu Skin Enterprises, Inc. - Class A	6,774	39,221
		87,421

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals, Inc. (a)	43,209	569,063
Amphastar Pharmaceuticals, Inc. (a)	4,014	75,664
ANI Pharmaceuticals, Inc. (a)	2,502	196,432
Collegium Pharmaceutical, Inc. (a)	1,186	39,861
Crinetics Pharmaceuticals, Inc. (a)	11,440	406,692
Edgewise Therapeutics, Inc. (a)	13,128	448,452
Harmony Biosciences Holdings, Inc. (a)	5,948	187,897
Indivior Pharmaceuticals, Inc. (a)	8,482	305,522
Nuvation Bio, Inc. (a)	34,844	166,554
Pacira BioSciences, Inc. (a)	3,173	73,677
SIGA Technologies, Inc.	1,642	7,685
		2,477,499

Professional Services - 1.1%
Alight, Inc. - Class A	77,690	73,207
Clarivate PLC (a)	14,470	36,609
Conduent, Inc. (a)	133,937	231,711
First Advantage Corp. (a)	26,072	417,152
FTI Consulting, Inc. (a)	13,276	2,033,618
IBEX Holdings Ltd. (a)	1,278	40,436
KBR, Inc.	51,547	1,801,568
Kelly Services, Inc. - Class A	3,199	37,173
Kforce, Inc.	1,776	83,454
ManpowerGroup, Inc.	16,337	516,739
Maximus, Inc.	11,584	717,397
Resources Connection, Inc.	1,164	5,261
Upwork, Inc. (a)	2,774	24,467
		6,018,792

Real Estate Management & Development - 0.6%
Colliers International Group, Inc.	6,376	601,639
Cushman & Wakefield Ltd. (a)	124,220	1,545,297
FirstService Corp.	2,817	377,643
FirstService Corp.	2,119	284,370
Forestar Group, Inc. (a)	2,154	59,170
Howard Hughes Holdings, Inc. (a)	4,651	294,641

Opendoor Technologies, Inc. (a)	41,649	209,911
		3,372,671

Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc.	9,460	658,038
CEVA, Inc. (a)	12,103	483,878
Cohu, Inc. (a)	10,196	537,839
Credo Technology Group Holding Ltd. (a)	6,107	1,441,435
Diodes, Inc. (a)	10,118	1,065,628
Impinj, Inc. (a)	4,565	689,315
indie Semiconductor, Inc. - Class A (a)	72,158	360,068
Lattice Semiconductor Corp. (a)	7,156	1,052,504
MACOM Technology Solutions Holdings, Inc. (a)	3,933	1,434,129
Melexis NV	5,693	538,129
MKS, Inc.	8,517	2,761,722
Onto Innovation, Inc. (a)	7,975	2,059,464
Penguin Solutions, Inc. (a)	4,649	259,554
Photronics, Inc. (a)	36,904	1,193,844
Power Integrations, Inc.	4,298	361,032
Rambus, Inc. (a)	8,107	1,179,244
Semtech Corp. (a)	5,231	797,937
Silicon Laboratories, Inc. (a)	5,373	1,169,165
Silicon Motion Technology Corp. - ADR	8,024	2,221,605
SiTime Corp. (a)	1,941	1,378,498
SkyWater Technology, Inc. (a)	5,613	218,795
SolarEdge Technologies, Inc. (a)	5,776	440,998
Synaptics, Inc. (a)	5,404	741,861
Ultra Clean Holdings, Inc. (a)	19,986	1,710,202
Universal Display Corp.	3,705	341,305
Veeco Instruments, Inc. (a)	39,669	2,286,521
		27,382,710

Software - 4.0%
ACI Worldwide, Inc. (a)	45,785	1,999,431
Adeia, Inc.	34,898	932,474
Agilysys, Inc. (a)	8,696	752,726
Alarm.com Holdings, Inc. (a)	3,130	141,194
Appfolio, Inc. - Class A (a)	16,684	2,688,960
BlackLine, Inc. (a)	3,296	96,902
Braze, Inc. - Class A (a)	18,028	462,058
CCC Intelligent Solutions Holdings, Inc. (a)	31,031	145,846
Cognyte Software Ltd. (a)	61,068	706,557
Core Scientific, Inc. (a)	37,841	1,016,031
Descartes Systems Group, Inc. (a)	5,130	378,440
Elastic NV (a)	4,169	269,734
Fair Isaac Corp. (a)	87	108,801
Gitlab, Inc. - Class A (a)	27,543	855,210
LiveRamp Holdings, Inc. (a)	14,797	555,775
Manhattan Associates, Inc. (a)	1,687	253,134
Monday.com Ltd. (a)	5,009	418,853
nCino, Inc. (a)	89,511	1,439,337
NCR Voyix Corp. (a)	117,719	846,400
Nice Ltd. - ADR (a)	1,350	125,091
OneSpan, Inc.	20,622	297,782
Pagaya Technologies Ltd. - Class A (a)	6,265	94,727
Pegasystems, Inc.	17,123	611,805
Q2 Holdings, Inc. (a)	12,758	604,091
Radware Ltd. (a)	17,767	539,051
Riot Platforms, Inc. (a)	31,895	864,673

SPS Commerce, Inc. (a)	3,229	183,246
Teradata Corp. (a)	52,852	1,799,611
Tyler Technologies, Inc. (a)	695	217,639
UiPath, Inc. - Class A (a)	33,225	389,397
Varonis Systems, Inc. (a)	26,737	913,068
Xperi, Inc. (a)	28,088	223,300
		20,931,344

Specialty Retail - 2.6%
Abercrombie & Fitch Co. - Class A (a)	4,205	324,710
Academy Sports & Outdoors, Inc.	19,099	1,008,427
Advance Auto Parts, Inc.	7,500	451,800
American Eagle Outfitters, Inc.	19,651	310,486
Arhaus, Inc.	3,318	22,463
Bath & Body Works, Inc.	40,350	807,807
Boot Barn Holdings, Inc. (a)	3,564	605,417
Buckle, Inc.	3,225	147,931
Build-A-Bear Workshop, Inc.	1,208	44,950
Caleres, Inc.	16,794	244,521
CarMax, Inc. (a)	3,054	136,269
Designer Brands, Inc. - Class A	3,789	29,251
Five Below, Inc. (a)	4,004	910,349
Gap, Inc.	22,568	477,313
Genesco, Inc. (a)	1,165	44,701
Group 1 Automotive, Inc.	693	219,224
Haverty Furniture Cos., Inc.	1,308	30,333
Lands' End, Inc. (a)	1,489	17,496
Lithia Motors, Inc.	1,388	403,755
MarineMax, Inc. (a)	1,855	63,886
National Vision Holdings, Inc. (a)	20,056	335,938
RealReal, Inc. (a)	35,118	338,537
Revolve Group, Inc. (a)	62,904	1,232,918
Sally Beauty Holdings, Inc. (a)	9,878	131,180
Shoe Carnival, Inc.	2,062	36,497
Signet Jewelers Ltd.	7,184	627,810
Sonic Automotive, Inc. - Class A	1,543	127,483
Tile Shop Holdings, Inc. (a)	266	785
Upbound Group, Inc.	3,914	75,188
Urban Outfitters, Inc. (a)	6,513	473,169
Valvoline, Inc. (a)	47,316	1,596,915
Victoria's Secret & Co. (a)	5,359	294,745
Warby Parker, Inc. - Class A (a)	52,720	1,292,694
Wayfair, Inc. - Class A (a)	7,239	523,090
Winmark Corp.	520	196,856
Zumiez, Inc. (a)	739	18,202
		13,603,096

Technology Hardware, Storage & Peripherals - 0.0% (b)
Diebold Nixdorf, Inc. (a)	2,661	215,913
Turtle Beach Corp. (a)	16	209
		216,122

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	3,533	136,338
Columbia Sportswear Co.	3,060	202,511
Crocs, Inc. (a)	11,559	1,371,707
Dr Martens PLC	441,459	439,735
Ermenegildo Zegna NV	3,593	52,817
Fossil Group, Inc. (a)	4,085	17,892

G-III Apparel Group Ltd.	5,445	176,037
Movado Group, Inc.	1,330	50,912
Oxford Industries, Inc.	1,591	70,990
PVH Corp.	4,695	437,950
Rocky Brands, Inc.	884	34,175
Superior Group of Cos., Inc.	1,445	18,482
Under Armour, Inc. - Class C (a)	40,074	229,624
Unifi, Inc. (a)	750	2,978
Vera Bradley, Inc. (a)	2,217	7,338
VF Corp.	23,306	400,397
		3,649,883

Trading Companies & Distributors - 2.0%
AerCap Holdings NV	10,001	1,394,039
Applied Industrial Technologies, Inc.	2,055	624,329
Boise Cascade Co.	2,458	171,372
Core & Main, Inc. - Class A (a)	3,597	177,872
DXP Enterprises, Inc. (a)	644	93,419
GATX Corp.	10,535	1,781,258
Herc Holdings, Inc.	10,753	1,430,149
Karat Packaging, Inc.	860	23,323
McGrath RentCorp	2,807	305,935
NPK International, Inc. (a)	10,115	146,870
Rush Enterprises, Inc. - Class A	22,239	1,541,830
Rush Enterprises, Inc. - Class B	994	64,511
SiteOne Landscape Supply, Inc. (a)	5,514	598,820
Titan Machinery, Inc. (a)	3,180	69,388
Transcat, Inc. (a)	1,397	118,074
WESCO International, Inc.	5,330	1,925,036
		10,466,225

Water Utilities - 0.1%
American States Water Co.	4,354	336,434
Middlesex Water Co.	2,736	143,722
		480,156

Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.	1,872	95,210
Telephone and Data Systems, Inc.	11,719	458,330
		553,540
TOTAL COMMON STOCKS (Cost $429,082,055)		510,354,947

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	51,403	1,039,883

Health Care REITs - 0.1%
American Healthcare REIT, Inc.	9,879	482,984

Industrial REITs - 0.1%
STAG Industrial, Inc.	10,113	382,979

Residential REITs - 0.1%
Independence Realty Trust, Inc.	38,069	617,860

Retail REITs - 0.4%
Brixmor Property Group, Inc.	33,252	1,016,181

Getty Realty Corp.	20,035		651,739
Kite Realty Group Trust	17,548		481,166
			2,149,086
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,948,898)			4,672,792

EXCHANGE TRADED FUNDS - 0.6%	Shares		Value
iShares Russell 2000 Value ETF	14,875		3,181,316
TOTAL EXCHANGE TRADED FUNDS (Cost $3,130,322)			3,181,316

RIGHTS - 0.0% (b)	Contracts		Value
Capital Markets - 0.0% (b)
Investindustrial Advisor-CVR, Expires 02/10/2027 (a)(c)	13,188		23,079

Pharmaceuticals - 0.0% (b)
Novo Nordisk AS-CVR (a)(c)	8,181		5,318
TOTAL RIGHTS (Cost $0)			28,397

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (d)	10,563,758		10,563,758
TOTAL MONEY MARKET FUNDS (Cost $10,563,758)			10,563,758

TOTAL INVESTMENTS - 100.2% (Cost $446,725,033)			528,801,210
Liabilities in Excess of Other Assets - (0.2)%		(0.00227)	(1,199,107)
TOTAL NET ASSETS - 100.0%			$ 527,602,103

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,397 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Column Small Cap Fund
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	06/26/2026	USD	880,576	CAD	1,205,742	$ 4,922
UBS AG	06/26/2026	USD	982,774	CAD	1,345,453	5,656
Citibank Global Markets, Inc.	06/26/2026	CAD	198,355	USD	146,363	(2,310)
UBS AG	06/26/2026	CAD	66,591	USD	48,791	(431)
Net Unrealized Appreciation (Depreciation)						$ 7,837

CAD - Canadian Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Column Small Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 502,125,640	$ 8,229,307	$ –	$ 510,354,947
Real Estate Investment Trusts	4,672,792	–	–	4,672,792
Exchange Traded Funds	3,181,316	–	–	3,181,316
Rights	–	–	28,397	28,397
Money Market Funds	10,563,758	–	–	10,563,758
Total Investments	$ 520,543,506	$ 8,229,307	$ 28,397	$ 528,801,210

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 10,578	$ –	$ 10,578
Total Other Financial Instruments	$ –	$ 10,578	$ –	$ 10,578

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (2,741)	$ –	$ (2,741)
Total Other Financial Instruments	$ –	$ (2,741)	$ –	$ (2,741)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.